Summary Of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2016
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loan impairment threshold period	90 days
Threshold of reporting unit goodwill carrying value for further analysis	$ 0
Prospective Adoption Of New Accounting Pronouncements [Abstract]
Impact of reduction in both other assets and senior notes				$ 9,900,000
Impact of reduction in both total assets and liabilities		$ 9,900,000
Reclassification from Operating Activities to Financing Activities [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Shares withheld from employee awards for tax withholding purposes	$ 61,600,000	$ 65,000,000	$ 67,100,000